SHARED BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SHARED BASED COMPENSATION [Abstract]
SHARED BASED COMPENSATION

NOTE 7. SHARED BASED COMPENSATION

On December 29, 2011, the Company approved the 2011 Long-Term Stock Incentive Plan (the "2011 Plan"), pursuant to which the Board is authorized to grant up to 10,000,000 shares of the Company's common stock, which have been reserved for issuance. The 2011 Plan has not yet been approved by the Company's stockholders.

In accordance with the 2011 Plan, shares issued may be either authorized but unissued shares, treasury shares or any combination of these shares. Additionally, the 2011 Plan permits the reuse or reissuance of shares of common stock which were canceled, expired, forfeited or, in the case of stock appreciation rights ("SARs"), paid out in the form of cash. Awards include non-qualified and incentive stock options, stock appreciation rights, restricted stock, other stock-based awards, and performance-based compensation awards, any or all of which may be subject to time-based or performance-based vesting requirements. The compensation committee has the discretionary authority to determine the type, vesting requirements, and size of an award with a maximum of 2,000,000 shares to be granted to any participate in any plan year. As of June 30, 2012, 9,505,000 shares remain available for issuance pursuant to the 2011 Plan.

The table below summarizes the Company's stock option activities through June 30, 2012:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	360,000	$0.083
Granted	-
Exercised	-
Cancelled or expired	-
Outstanding at June 30, 2012	360,000	$0.083	9.27	$2,400
Exercisable at June 30, 2012	120,000	$0.083	9.27	$2,400

The Company recorded $709 ($nil) and $1,096 ($nil) in stock option compensation expense for the three and six month period ended June 30, 2012 and 2011, respectively, as research and development expenses. An estimated $1,708 will be expensed over the remaining vesting period of 1 year.

Restricted Stock

The table below summarizes the Company's restricted stock activities through June 30, 2012:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	270,000	$0.033
Granted	-
Vested	(135,000)
Cancelled or expired	-
Nonvested at June 30, 2012	135,000	$0.033

The Company recorded $1,140 ($6,466) and $2,622 and ($6,466) in restricted stock compensation expense for the three and six month periods ended June 30, 2012 and 2011, respectively. An estimated $6,776 will be expensed over the remaining vesting period of .95 years.

NOTE 10. SHARED BASED COMPENSATION

As of December 31, 2011, we had share-based compensation, which includes both stock options and restricted stock awarded to employees, directors and consultants that were either performance related or granted upon initial employment.

Incentive Plan

On December 29, 2011, the Company approved the 2011 Long Term Stock Incentive Plan (the "2011 Plan"), pursuant to which the Board is authorized to grant up to 10,000,000 shares of the Company's common stock, which have been reserved for issuance. The 2011 Plan has not yet been approved by the Company's stockholders.

In accordance with the 2011 Plan, shares issued may be either authorized but unissued shares, treasury shares or any combination of these shares. Additionally, the 2011 Plan permits the reuse or reissuance of shares of common stock which were canceled, expired, forfeited or, in the case of stock appreciation rights ("SARs"), paid out in the form of cash. Awards include non-qualified and incentive stock options, stock appreciation rights, restricted stock, other stock-based awards, and performance-based compensation awards, any or all of which may be subject to time-based or performance-based vesting requirements. The compensation committee has the discretionary authority to determine the type, vesting requirements, and size of an award with a maximum of 2,000,000 shares to be granted to any participate in any plan year. As of December 31, 2011, 9,370,000 shares remain available for issuance pursuant to the 2011 Plan.

Stock Options

On June 10, 2011, the Company granted options to purchase 180,000 shares of the Company's common stock to each of two individuals at an exercise price of $0.033 per share. On June 10, 2011, the Company granted options to purchase 180,000 shares of the Company's common stock to each of three (3) individuals at an exercise price of $0.037 per share. The options granted on June 10, 2011 vest as follows: one-third vested on grant date, one-third vesting one year from grant date, and the final one-third vesting two years from grant date.

On November 10, 2011, in connection with the resignation of one of the Company's directors, Arturo Keller, management canceled 180,000 stock options granted to him on June 10, 2011 in accordance with the Long Term Incentive Plan, and awarded him 150,000 shares of restricted common stock. The fair value of the options exchanged, calculated using the Black-Scholes valuation model, was $3,370 immediately prior to the exchange and the fair value of the new awards was calculated at $5,000. Therefore, the $1,630 incremental value of the new award over the exchanged options and the $2,184 of unrecognized compensation expense for the original award, or $3,814, was recognized immediately.

On November 14, 2011, the Company entered into option exchange agreements with three of the five individuals granted stock options on June 10, 2011 whereby the stock options were exchanged for a lesser number of shares of restricted common stock. The restricted stock was granted with the same vesting terms as the stock options which is one-third vesting on grant date, one-third vesting one year from grant date, and the final one-third vesting two years from grant date. As a result of this agreement, 540,000 stock options were cancelled and 405,000 shares of restricted common stock were issued with a vesting schedule as follows: one-third vesting immediately, one-third vesting on each June 10, 2012 and 2013.

The fair value of the options exchanged, calculated using the Black-Scholes valuation model, was $10,230 immediately prior to the exchange and the fair value of the new awards was calculated at $13,500. Therefore, the $3,270 incremental value of the new awards over the exchanged options and the $6,895 of unrecognized compensation expense for the original award, or $10,165, will be amortized on a straight line basis, over the remaining vesting period.

On November 14, 2011, the stock options for the fifth individual issued stock on June 10, 2011 were cancelled. As no replacement award was granted, all remaining unamortized compensation expense was recognized immediately in the amount of $2,623.

The table below summarizes the Company's stock option activities through December 31, 2011:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-
Granted	1,260,000	$0.050		$-
Exercised	-
Cancelled or expired	(900,000)
Outstanding at December 31, 2011	360,000	$0.083	9.52	$-

Exercisable at December 31, 2011	120,000	$0.083	9.52	$-

The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Stock Options
	Granted 6/10/2011	Granted 7/7/2011
Weighted average fair value of awards	$0.077	$0.027
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.41%	0.18%
Expected term (in years)	2.0	.25 - 1.82
Expected volatility (*)	171.05%	139.57%
Dividend per share	$0	$0

* As a newly formed nonpublic entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two (2) comparable public companies listed on NYSE Amex or NASDAQ Capital Market engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

We recorded $399 and $nil in stock option compensation expense for the years ended December 31, 2011, and 2010, respectively, in research and development expenses. An estimated $2,804 will be expensed over the remaining vesting period of 1 year.

Restricted Stock

The table below summarizes the Company's restricted stock activities through December 31, 2011:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	-
Granted	555,000	$0.033
Vested	(285,000)	0.033
Cancelled or expired	-
Nonvested at December 31, 2011	270,000	$0.033

We recorded $17,710 and $nil in restricted stock compensation expense for the years ended December 31, 2011, and for the period from October 14, 2010 (inception) through December 31, 2010, respectively. An estimated $9,399 will be expensed over the remaining vesting period of 1.44 years.